Earnings per share (EPS) (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Earnings per Share (EPS)
The following table reflects the income data used in the basic and diluted EPS calculations:

	Years Ended December 31,
in €‘000	2019	2020	2021
Profit attributable to Class A shares owners	7,777	10,104	8,744
Profit attributable to Class B shares owners	3,957	5,141	3,825

Profit attributable to owners of the Company (basic and diluted)	11,734	15,245	12,569

The following table reflects the share data used for the weighted-average number of Class B shares (basic and diluted):

	Years Ended December 31,
in thousands of shares	2019	2020	2021
Issued Class B shares at January 1	903,671	903,671	903,671

Weighted-average number of Class B shares at December 31 (basic and diluted)	903,671	903,671	903,671

The following table reflects the share data used for the weighted-average number of Class A shares (basic):

	Years Ended December 31,
in thousands of shares	2019	2020	2021
Issued Class A shares at January 1	163,566	177,627	177,627
Effect of share options exercised	—	—	19
Effect of shares issued	8,614	—	7,890
Effect of shares issued related to a business combination	—	—	1,133

Weighted-average number of Class A shares at December 31 (basic)	172,180	177,627	186,670

The following table reflects the share data used for the weighted-average number of Class A shares (diluted):

	Years Ended December 31,
in thousands of shares	2019	2020	2021
Weighted-average number of Class A shares at December 31 (basic)	172,180	177,627	186,670
Effect of RSU`s on issue	—	—	454
Effect of warrants	—	—	1,549

Weighted-average number of Class A shares at December 31 (diluted)	172,180	177,627	188,673